Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Borrowings [abstract]
Trade receivables	¥ 27,365	¥ 34,137
Receivables from financial services	1,980,042	1,520,521
Inventories	1,772	4,117
Equipment on operating leases	92,822	86,455
Property, plant and equipment	2,779	2,491
Total	¥ 2,104,780	¥ 1,647,721